Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 28, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill
Changes in the carrying amount of goodwill for the fiscal year ended April 28, 2013, the Predecessor period April 29, 2013 to June 7, 2013, the Successor period from February 8, 2013 to December 29, 2013, and the year ended December 28, 2014, by reportable segment, are as follows:

	North America	Europe	Asia/ Pacific	Latin America	RIMEA	Total
	(In millions)
Predecessor
Balance at April 29, 2012	$1,365	$1,126	$395	$272	$27	$3,185
Disposals	(1)	—	—	—	(1)	(2)
Impairment loss	—	—	(36)	—	—	(36)
Goodwill allocated to discontinued operations	—	—	(5)	—	—	(5)
Translation adjustments	(5)	(38)	6	(24)	(2)	(63)
Balance at April 28, 2013	1,359	1,088	360	248	24	3,079
Translation adjustments	(1)	11	(17)	(15)	(1)	(23)
Balance at June 7, 2013	$1,358	$1,099	$343	$233	$23	$3,056

Successor
Balance at February 8, 2013	$—	$—	$—	$—	$—	$—
2013 Merger (see Note 4)	10,085	3,620	1,329	240	263	15,537
Purchase accounting adjustment	(179)	(106)	(247)	(15)	26	(521)
Translation adjustments	(52)	191	(55)	(15)	(15)	54
Balance at December 29, 2013	9,854	3,705	1,027	210	274	15,070
Purchase accounting adjustments	341	(32)	47	15	(96)	275
Translation adjustments	(93)	(219)	(40)	(28)	(6)	(386)
Balance at December 28, 2014	$10,102	$3,454	$1,034	$197	$172	$14,959

Finite-Lived Trademarks and other intangible assets
Customer-related and other intangible assets at December 28, 2014, December 29, 2013, and April 28, 2013, subject to amortization expense, are as follows:

	Successor						Predecessor
	December 28, 2014			December 29, 2013			April 28, 2013
	Gross	Accum Amort	Net	Gross	Accum Amort	Net	Gross	Accum Amort	Net
	(In millions)
Licenses	$118	$(31)	$87	$120	$(10)	$110	$208	$(170)	$38
Customer-related assets	1,315	(99)	1,216	1,376	(36)	1,340	209	(77)	132
Other	15	(2)	13	25	(1)	24	420	(156)	264
	$1,448	$(132)	$1,316	$1,521	$(47)	$1,474	$837	$(403)	$434